Long-Term Investment - Additional Information (Details) - USD ($)	4 Months Ended	12 Months Ended
	Apr. 23, 2021	Dec. 31, 2020
Long Term Investment [Line Items]
Payment committed		$ 646,000
Long-term investment		5,904,000
Additional long-term investment		5,904,000
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Long Term Investment [Line Items]
Long-term investment		$ 5,904,000
Equity method investment, ownership percentage		11.70%
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Long Term Investment [Line Items]
Equity method investment, ownership percentage	14.60%
Additional long-term investment	$ 1,450,000
Additional percentage of equity ownership	2.90%
Maximum | Anze
Long Term Investment [Line Items]
Payment committed		$ 30,000,000
Payments for an equity interest		15,000,000
Payments for zero coupon notes issued		$ 15,000,000